Vessels, net, Net Book Value (Details) - Vessels [Member]	6 Months Ended
Jun. 30, 2026 USD ($)
Vessel Cost [Abstract]
Beginning balance	$ 186,082,691
Acquisitions, improvements, and other vessel costs	79,823,982
Ending balance	265,906,673
Accumulated Depreciation [Abstract]
Beginning balance	(29,586,658)
Period depreciation	(4,611,738)
Ending balance	(34,198,396)
Net Book Value [Abstract]
Beginning balance	156,496,033
Ending balance	$ 231,708,277